Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
December 31, 2022
Z65-NPRT3-0323
1.9895833.103
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	20,301	202,600
Fidelity Series Commodity Strategy Fund (a)	133	14,035
Fidelity Series Large Cap Growth Index Fund (a)	9,455	127,928
Fidelity Series Large Cap Stock Fund (a)	8,573	141,712
Fidelity Series Large Cap Value Index Fund (a)	19,092	263,278
Fidelity Series Small Cap Opportunities Fund (a)	5,522	64,446
Fidelity Series Small Capital Core Fund (a)	46	451
Fidelity Series Value Discovery Fund (a)	6,583	97,164
TOTAL DOMESTIC EQUITY FUNDS (Cost $959,437)		911,614

International Equity Funds - 41.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,142	54,383
Fidelity Series Emerging Markets Fund (a)	3,326	25,745
Fidelity Series Emerging Markets Opportunities Fund (a)	14,843	231,844
Fidelity Series International Growth Fund (a)	8,473	120,820
Fidelity Series International Index Fund (a)	4,914	50,368
Fidelity Series International Small Cap Fund (a)	2,521	37,409
Fidelity Series International Value Fund (a)	12,008	120,440
Fidelity Series Overseas Fund (a)	11,099	120,534
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $783,030)		761,543

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,447	11,143
Fidelity Series Corporate Bond Fund (a)	227	2,023
Fidelity Series Emerging Markets Debt Fund (a)	356	2,611
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	97	844
Fidelity Series Floating Rate High Income Fund (a)	213	1,870
Fidelity Series Government Bond Index Fund (a)	327	2,986
Fidelity Series International Credit Fund (a)	4	28
Fidelity Series Investment Grade Bond Fund (a)	311	3,067
Fidelity Series Investment Grade Securitized Fund (a)	241	2,144
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,396	125,382
Fidelity Series Real Estate Income Fund (a)	494	4,663
TOTAL BOND FUNDS (Cost $171,084)		156,761

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (b)	19	19
Fidelity Series Government Money Market Fund 4.35% (a)(c)	6,949	6,949
Fidelity Series Short-Term Credit Fund (a)	144	1,376
Fidelity Series Treasury Bill Index Fund (a)	1,722	17,131
TOTAL SHORT-TERM FUNDS (Cost $25,475)		25,475

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,939,026)	1,855,393
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	1,855,394

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	302	12,402	908	703	(84)	(569)	11,143
Fidelity Series Blue Chip Growth Fund	32,246	227,149	26,986	5,620	(4,463)	(25,346)	202,600
Fidelity Series Canada Fund	9,935	62,181	13,314	1,676	(760)	(3,659)	54,383
Fidelity Series Commodity Strategy Fund	4,514	40,423	15,881	12,463	(11,537)	(3,484)	14,035
Fidelity Series Corporate Bond Fund	331	3,154	1,447	11	(24)	9	2,023
Fidelity Series Emerging Markets Debt Fund	1,523	3,394	2,156	83	(266)	116	2,611
Fidelity Series Emerging Markets Debt Local Currency Fund	500	1,121	780	-	(66)	69	844
Fidelity Series Emerging Markets Fund	4,252	27,886	4,427	636	(564)	(1,402)	25,745
Fidelity Series Emerging Markets Opportunities Fund	39,007	246,749	37,809	5,373	(4,905)	(11,198)	231,844
Fidelity Series Floating Rate High Income Fund	300	2,938	1,331	59	(29)	(8)	1,870
Fidelity Series Government Bond Index Fund	481	5,354	2,823	9	(20)	(6)	2,986
Fidelity Series Government Money Market Fund 4.35%	-	12,031	5,082	63	-	-	6,949
Fidelity Series High Income Fund	1,827	1,205	2,959	18	(122)	49	-
Fidelity Series International Credit Fund	32	1	-	2	-	(5)	28
Fidelity Series International Developed Markets Bond Index Fund	-	68	67	-	(1)	-	-
Fidelity Series International Growth Fund	19,870	125,285	20,204	4,035	(1,651)	(2,480)	120,820
Fidelity Series International Index Fund	8,437	50,800	8,339	1,287	(559)	29	50,368
Fidelity Series International Small Cap Fund	6,196	36,982	3,046	2,170	(534)	(2,189)	37,409
Fidelity Series International Value Fund	20,061	122,064	20,937	3,932	(1,205)	457	120,440
Fidelity Series Investment Grade Bond Fund	508	5,518	2,935	18	(28)	4	3,067
Fidelity Series Investment Grade Securitized Fund	343	3,430	1,630	9	(8)	9	2,144
Fidelity Series Large Cap Growth Index Fund	20,337	134,879	15,087	1,368	(1,344)	(10,857)	127,928
Fidelity Series Large Cap Stock Fund	22,667	147,872	21,728	6,671	(1,481)	(5,618)	141,712
Fidelity Series Large Cap Value Index Fund	43,427	267,380	37,553	9,145	(1,800)	(8,176)	263,278
Fidelity Series Long-Term Treasury Bond Index Fund	16,173	138,975	15,198	1,668	(2,488)	(12,080)	125,382
Fidelity Series Overseas Fund	19,976	124,714	22,098	2,118	(1,637)	(421)	120,534
Fidelity Series Real Estate Income Fund	1,054	5,921	1,674	351	(140)	(498)	4,663
Fidelity Series Short-Term Credit Fund	-	1,366	-	5	-	10	1,376
Fidelity Series Small Cap Opportunities Fund	10,907	65,434	8,482	2,689	(614)	(2,799)	64,446
Fidelity Series Small Capital Core Fund	-	451	-	-	-	-	451
Fidelity Series Treasury Bill Index Fund	-	17,941	799	140	(1)	(10)	17,131
Fidelity Series Value Discovery Fund	16,044	99,141	15,088	4,903	(514)	(2,419)	97,164
	301,250	1,994,209	310,768	67,225	(36,845)	(92,472)	1,855,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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